EMPLOYEE RETENTION ALLOWANCE	12 Months Ended
Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
EMPLOYEE RETENTION ALLOWANCE [Text Block]

19. Employee retention allowance

The following table summarizes information about changes to the Company's employee retention provision during the years  ended December 31, 2020 and 2019.

$
Balance at December 31, 2018	171,867
Foreign exchange adjustment	8,652
Balance at December 31, 2019	180,519
Foreign exchange adjustment	3,640
Balance at December 31, 2020	184,159